UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington D.C. 20549

                            FORM 10-D

                       ASSET-BACKED ISSUER
      DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
               THE SECURITIES EXCHANGE ACT OF 1934

  For the monthly distribution period from:
  May 17, 2014 to June 17, 2014

  Commission File Number of issuing entity: 333-180779-06

  Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13
  (Exact name of  issuing entity as specified in its charter)

  Commission File Number of depositor: 333-180779

  Morgan Stanley Capital I Inc.
  (Exact name of depositor as specified in its charter)

  Bank of America, National Association
  Morgan Stanley Mortgage Capital Holdings LLC
  CIBC Inc.
  (Exact name of sponsors as specified in their charters)

  New York
  (State or other jurisdiction of incorporation or organization of the issuing entity)

  38-3918867
  38-3918868
  38-3918869
  38-7109059
  (I.R.S. Employer Identification No.)

  c/o Wells Fargo Bank, N.A.
  9062 Old Annapolis Road
  Columbia, MD                                                      21045
  (Address of principal executive offices of the issuing entity)  (Zip Code)

  (410) 884-2000
  (Telephone number, including area code)

  Not Applicable
  (Former name, former address, if changed since last report)


                                 Registered/reporting pursuant to (check one)

  Title of                     Section    Section   Section    Name of Exchange
  Class                         12(b)      12(g)     15(d)    (If Section 12(b))


  A-1                           ______     ______   ___X___       ___________
  A-2                           ______     ______   ___X___       ___________
  A-SB                          ______     ______   ___X___       ___________
  A-3                           ______     ______   ___X___       ___________
  A-4                           ______     ______   ___X___       ___________
  A-S                           ______     ______   ___X___       ___________
  X-A                           ______     ______   ___X___       ___________
  B                             ______     ______   ___X___       ___________
  PST                           ______     ______   ___X___       ___________
  C                             ______     ______   ___X___       ___________


  Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
  such filing requirements for the past 90 days. Yes __X__   No ____


  Part I - DISTRIBUTION INFORMATION

  Item 1. Distribution and Pool Performance Information


  On June 17, 2014 a distribution was made to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13.

  The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

  Wells Fargo Bank, N.A., in its capacity as Master Servicer for Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13, affirms the following amounts in the respective accounts:

  Collection Account Balance
  Prior Distribution Date:           05/16/2014                  0.00
  Current Distribution Date:         06/17/2014                  0.00

  *REO Account Balance
  Prior Distribution Date:           05/16/2014                  0.00
  Current Distribution Date:         06/17/2014                  0.00

  *As provided by Special Servicer

  Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13, affirms the following amounts in the respective accounts:

  Distribution Account Balance
  Prior Distribution Date:           05/16/2014              2,903.74
  Current Distribution Date:         06/17/2014              2,998.58


  No assets securitized by Morgan Stanley Mortgage Capital Holdings LLC or
  Bank of America, National Association (each a "Securitizer") and held by Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from May 17, 2014 to June 17, 2014. Bank of America, National Association filed its most recent Form ABS-15G on May 8, 2014. Morgan Stanley Mortgage Capital
  Holdings LLC filed its most recent Form ABS-15G on May 15, 2014. The CIK Number of Bank of America, National Association is 0001102113. The CIK Number of Morgan Stanley Mortgage Capital Holdings LLC is 0001541557.

  Part II - OTHER INFORMATION

  Item 6. Significant Obligors of Pool Assets.

  The Stonestown Galleria mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $4,919,405, a year-to-date figure for the period of January 1, 2014 through March 31, 2014.

  The Mall at Chestnut Hill mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $2,654,772, a year-to-date figure for the period of January 1, 2014 through March 31, 2014.

  Item 9. Exhibits.

     (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13, relating to the June 17, 2014 distribution.

    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

  Morgan Stanley Capital I Inc.
  (Depositor)

  /s/ Stephen W. Holmes
  Stephen W. Holmes, Authorized Signatory

  Date: June 30, 2014

 EXHIBIT INDEX

  Exhibit Number  Description
  EX-99.1 Monthly report distributed to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13, relating to the June 17, 2014 distribution.